CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Voyage charter revenues	$ 3,806,244	$ 51,805,097	$ 15,002,012
Total vessel revenues	78,468,574	111,885,865	29,264,268
EXPENSES:
Voyage expenses (including $372,037, $1,437,276 and $1,004,035 to related party for the period ended December 31, 2021 and the years ended December 31, 2022,and 2023, respectively)	(4,444,716)	(29,319,414)	(11,059,518)
Vessel operating expenses	(21,084,635)	(21,708,290)	(12,361,871)
Management fees to related parties	(3,153,660)	(2,833,500)	(1,853,850)
Provision for doubtful accounts	0	(266,732)	0
Recovery of provision for doubtful accounts	266,732
Depreciation and amortization	(6,839,702)	(7,294,476)	(3,834,117)
General and administrative expenses (including $326,642, $624,087 and $2,701,777 to related party for the period ended December 31, 2021 and the years ended December 31, 2022, and 2023, respectively)	(5,357,265)	(2,093,347)	(889,096)
Gain on sale of vessels	99,026,692	3,222,631	0
Total expenses	58,413,446	(60,293,128)	(29,998,452)
Operating (loss)/income	136,882,020	51,592,737	(734,184)
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(964,253)	(902,604)	(506,012)
Interest income	4,072,553	202,612	652
Dividend income from related party	1,020,833	0	0
Foreign exchange gains/(losses)	(23,493)	(6,181)	15,327
Total other (expenses)/ income, net	4,105,640	(706,173)	(490,033)
Net (loss)/income, before taxes	140,987,660	50,886,564	(1,224,217)
Income taxes	(350,667)	(960,181)	(206,174)
Net (loss)/income	140,636,993	49,926,383	(1,430,391)
Comprehensive (loss)/income	140,636,993	49,926,383	(1,430,391)
Dividend on Series A Preferred Shares	(1,166,667)	0	0
Deemed dividend on Series A Preferred Shares	(2,429,275)	0	0
Net (loss)/income attributable to common shareholders	$ 137,041,051	$ 49,926,383	$ (1,430,391)
(Loss)/Earnings per common share, basic (in dollars per share)	$ 8.69	$ 5.28	$ (0.15)
(Loss)/Earnings per common share, diluted (in dollars per share)	$ 2.87	$ 1.17	$ (0.15)
Weighted average number of common shares, Basic (in shares)	15,443,485	9,461,009	9,461,009
Weighted average number of common shares, Diluted (in shares)	48,659,725	42,677,249	9,461,009
Time Charter [Member]
REVENUES:
Vessel revenues	$ 12,148,571	$ 13,656,027	$ 9,115,257
Pool [Member]
REVENUES:
Vessel revenues	$ 62,513,759	$ 46,424,741	$ 5,146,999